Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001		$ 0.0001	0.0001	0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532	142,353,532	142,353,532	142,353,532
Ordinary shares, shares outstanding	134,836,300	134,836,300	134,836,300	134,836,300	134,836,300
Treasury stock, shares	7,517,232	7,517,232	7,517,232	7,517,232	7,517,232